Fees Summary	Nov. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,213,613,587.00
Previously Paid Amount	0.00
Total Fee Amount	185,804.24
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 185,804.24
Narrative - Max Aggregate Offering Price	$ 1,213,613,587.00
Final Prospectus	true